Nature of the Business	6 Months Ended
Jun. 30, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of the Business

1. Nature of the business

Achilles Therapeutics plc (formerly Achilles TX Limited) and subsidiaries, or the Company, is a biopharmaceutical company developing AI-powered precision T cell therapies targeting clonal neoantigens to treat solid tumors. The Company is focused on advancing immuno-oncology therapeutics by exploiting its pioneering work in the field of tumor evolution and clonal neoantigens.

The Company is a public limited company originally incorporated pursuant to the laws of England and Wales in November 2020 as a private limited company named Achilles TX Limited, with nominal assets and liabilities, for the purposes of becoming the ultimate holding company for Achilles Therapeutics UK Limited (formerly Achilles Therapeutics Limited). Achilles Therapeutics UK Limited was incorporated in May 2016 under the laws of England and Wales and its registered office and principal place of business is currently 245 Hammersmith Road, London W6 8PW. Achilles TX Limited and Achilles Therapeutics Holdings Limited (a wholly owned direct subsidiary of Achilles TX Limited formed in November 2020 for the purpose of becoming the direct holding company of Achilles Therapeutics UK Limited and Achilles Therapeutics US, Inc.) have not conducted any operations prior to the corporate reorganization other than activities incidental to their formation.

The Company has devoted its efforts principally to research and development since formation. The Company has not yet completed product development, filed for or obtained regulatory approvals for any products, nor verified the market acceptance and demand for such products. As a result, the Company is subject to risks that are common to emerging companies in the biotech industry, including the uncertainties of the product discovery and development process, dependence on key individuals, development of the same or similar technological innovations by the Company’s competitors, protection of proprietary technology, compliance with government regulations and approval requirements, the Company’s ability to access capital and uncertainty of market acceptance of products.

Going concern

The Company has historically been loss making and anticipates that it will continue to incur losses for the foreseeable future and had an accumulated deficit of $224.6 million as of June 30, 2023. The Company has funded these losses principally through the issuance of ordinary and preferred shares. The Company expects to continue to incur operating losses and negative cash outflows until such time as it generates a level of revenue that is sufficient to support its cost structure.

The Company continues to assess the impact the COVID-19 pandemic may have on its ability to advance the development of drug candidates or to raise financing to support the development of drug candidates, although the Company cannot estimate its future impact or that of similar public health crises. Further, disruption of global financial markets and a recession or market correction, including as a result of the COVID-19 pandemic, the ongoing military conflict between Russia and Ukraine and the related sanctions imposed against Russia, and other global macroeconomic factors such as inflation, increases in commodity prices, energy and fuel prices, credit and capital markets instability and supply chain interruptions could reduce our ability to access capital, which could, in the future, negatively affect our business and the value of our common shares.

As of June 30, 2023, the Company had cash and cash equivalents of $143.7 million. The Directors have reviewed the financial projections of the Company for the 12 months subsequent to the date of issuance of these financial statements including consideration of severe but plausible scenarios that may affect the Company in that period. These show that the Company will be able to pay (or otherwise discharge) its debts as they fall due immediately following the date of signing of this Balance Sheet and for the period considered by the forecast.

Accordingly, the financial statements have been prepared on a basis that assumes the Company will continue as a going concern and which contemplates the realization of assets and settlement of liabilities and commitments as they fall due in the ordinary course of business for at least 12 months from the date of issuance of the financial statements.